Note 23 - Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets (Details) (Parentheticals) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	11,472,181	11,201,504
Common stock, shares outstanding (in shares)	11,472,181	11,201,504
Accumulated other comprehensive losses, taxes	$ 39,073	$ 2,235
Parent Company [Member]
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	11,472,181	11,201,504
Common stock, shares outstanding (in shares)	11,472,181	11,201,504